Stockholders' Equity (Deficit) (Details 3)	Sep. 30, 2014	Dec. 31, 2013
Shares reserved for future issuance
Common stock options outstanding (in shares)	1,488,174	1,291,917
Restricted stock units outstanding (in shares)	391,304	391,304
Shares available for future grant under Employee Compensation Plans	1,861,623	311,912
Shares available through employee stock purchase plan	250,000
Warrants (In shares)	45,468	45,468
Common stock reserved for issuance (in shares)	4,036,569	11,532,281